STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Outstanding) (Details) - Non Qualified Stock Options And Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.57	$ 0.63	$ 0.25
Exercise Prices (Upper Limit)	1.69	$ 1.69	$ 1.75
$0.63 - $1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	0.57
Exercise Prices (Upper Limit)	$ 1.69
Number Outstanding Currently Exercisable		17,780,742
Weighted Average Remaining Contractual Life	4 years 7 months 2 days
Exercise Price		$ 0.92